Document and Entity Information	Sep. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2022
Entity Registrant Name	LINKBANCORP, Inc.
Entity Incorporation, State or Country Code	PA
Entity File Number	333-255908
Entity Tax Identification Number	82-5130531
Entity Address, Address Line One	3045 MARKET STREET
Entity Address, City or Town	CAMP HILL
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17011
City Area Code	717
Local Phone Number	778-7243
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001756701
Title of 12(b) Security	None
Trading Symbol	NA